THE NEW YORK EQUITY FUND

ADDITIONAL INFORMATION (Unaudited)

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07963

The New York State Opportunity Funds

(Exact name of registrant as specified in charter)

5710 Commons Park

E. Syracuse, New York 13057

(Address of principal executive offices)

(Zip code)

Gregg A. Kidd

Pinnacle Advisors LLC

5710 Commons Park

E. Syracuse, New York 13057

 (Name and address of agent for service)

Registrant's telephone number, including area code: (315) 251-1101

Date of fiscal year end: March 31

Date of reporting period: September 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

New York State Opportunity Funds

New York Equity Fund

Semi-Annual Report
September 30, 2006 (Unaudited)

Investment Adviser
Pinnacle Advisors LLC
5710 Commons Park Dr.
East Syracuse, NY 13057

New York Equity Fund

Graphical Illustration (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Consumer Goods
4.60%
Technology
23.57%
Financial
39.15%
Services
8.53%
Healthcare
24.15%

NEW YORK EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)

Shares	Common Stocks - 99.53%	Value

	Beverages - 4.58%
6,000	Constellation Brands, Inc. (a)	$ 172,680

	Computer & Office Equipment - 5.58%
90,000	Lucent Technologies	210,600

	Electromedical & Electrotherapeutic Apparatus - 5.03%
9,000	Conmed Corp.	189,990

	Financial - 37.64%
1,350	Bear Stearns Cos., Inc.	189,135
4,000	Citigroup, Inc.	198,680
1,200	Goldman Sachs Group, Inc.	203,004
2,600	Lehman Brothers Holdings, Inc.	192,036
1,500	M&T Bank Corp.	179,940
3,000	JP Morgan Chase & Co.	140,880
2,000	Merrill Lynch & Co.	156,440
15,000	Partners Trust Financial Group	160,650
		1,420,765
	Information Technology - 11.72%
750,000	CopyTele, Inc. (a)	442,500

	Measuring & Controlling Devices, NEC - 6.16%
125,000	Mechanical Technology, Inc.	232,500

	Pharmaceutical Preporations - 19.01%
15,000	Hi-Tech Pharmacal Co., Inc.	189,600
20,000	Ligand Pharmacy, Inc.	200,800
6,000	Pfizer, Inc.	170,160
10,000	Regeneron Pharmeceuticals, Inc. (a)	156,900
		717,460

	Services-Comercial, Physical & Biological Research - 4.34%
17,500	Albany Molecular Research, Inc. (a)	163,800

	Radio Broadcasting Stations - 4.15%
40,000	Sirius Satellite Radio, Inc. (a)	156,800

	Software - 1.32%
220,000	Nibex, Inc. (a) (b)	49,999

	Total Common Stocks - (Cost $3,318,464)	$ 3,757,094

	Other Assets Less Liabilities - .47%	17,632

	Net Assets - 100.0%	$ 3,774,726

(a) Non-income producing security duing the period.
(b) Restricted Security.

NEW YORK EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2006 (Unaudited)

ASSETS
Investment securities, at value (Cost $3,318,464)	$ 3,757,094
Cash	11,413
Receivable from Advisor	9,427
Other Assets	1,299
TOTAL ASSETS	3,779,233

LIABILITIES
Accrued Expenses	4,507
TOTAL LIABILITIES	4,507

NET ASSETS	$ 3,774,726

NET ASSETS CONSIST OF:
Paid-in capital	$ 9,033,712
Accumulated undistributed net investment loss	(21,602)
Accumulated net realized losses from security transactions	(5,676,014)
Net unrealized appreciation on investments	438,630
NET ASSETS	$ 3,774,726

Shares of beneficial interest outstanding (unlimited number
of shares authorized, no par value)	482,237

Net asset value per share	$ 7.83

NEW YORK EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$ 19,040

EXPENSES
Investment advisory fees (Note 3)	20,526
Professional fees	11,437
Compliance fees	8,999
Accounting fees	8,740
Transfer agent fees	2,250
Trustees' fees and expenses	2,999
Custodian fees	2,699
Other expenses	1,060
Insurance expense	684
Registration fees	514
Postage and supplies	1,260
TOTAL EXPENSES	61,168
Fees waived and expenses reimbursed by the Advisor (Note 3)	(20,526)
NET EXPENSES	40,642

NET INVESTMENT LOSS	(21,602)

REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
Net realized loss from investments	(260)
Net unrealized depreciation on investments	(562,760)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(563,020)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (584,622)

NEW YORK EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months Ended September 30, 2006	Year Ended March 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$ (21,602)	$ (60,676)
Net realized loss from investments	(260)	(295,320)
Unrealized appreciation
(depreciation) on investments	(562,760)	846,258
Net increase (decrease) in net assets resulting from operations	(584,622)	490,262

Capital share transactions - (Note 7)	(313,507)	(642,252)

TOTAL DECREASE	(898,129)	(151,990)

NET ASSETS
Beginning of period	4,672,855	4,824,845
End of period	$ 3,774,726	$ 4,672,855

NEW YORK EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout Each Year
	(Unaudited)
	Six Months Ended September 30, 2006		Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002

Net asset value at beginning of year	$ 8.96		$8.05	$8.95	$5.73	$8.63	$11.35

Income (loss) from investment operations:
Net investment loss (a)	(0.04)		(0.11)	(0.13)	(0.08)	(0.08)	(0.16)
Net realized and unrealized gain (loss) on investment transactions	(1.09)		1.02	(0.77)	3.30	(2.82)	(2.56)
Total from investment operations	(1.13)		0.91	(0.90)	3.22	(2.90)	(2.72)

Less Distributions	0.00		0.00	0.00	0.00	0.00	0.00

Net asset value at end of year	$ 7.83		$8.96	$8.05	$8.95	$5.73	$8.63

Total return (b)	-12.61%		11.30%	-10.06%	56.19%	-33.60%	-23.96%

Net assets at end of year	$ 3,774,726		$ 4,672,855	$ 4,824,845	$ 6,139,298	$ 4,040,352	$ 6,578,148

Ratios/Supplemental Data
Ratio of net expenses to average net assets (c)	1.98%	(d)	1.98%	1.98%	1.98%	1.98%	2.06%
Ratio of net investment income to average net assets	(1.05)%	(d)	(1.32)%	(1.42)%	(1.02)%	(1.40)%	(1.55)%

Portfolio turnover rate	40%		122%	97%	123%	73%	106%

(a)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b)	Total returns shown exclude the effect of applicable sales loads and assume reinvestment of dividends.
(c)	Ratios of expenses to average net assets, assuming no waiver of fees and/or reimbursement of expenses by the advisor, would have been 2.98%, 3.07%, 2.69%, 3.04%, 4.82%
and 3.26% for the six monhts ended September 30, 2006 and years ended March 31, 2006, 2005, 2004, 2003 and 2002, respectively (Note 3).
(d) Annualized

1.   SIGNIFICANT ACCOUNTING POLICIES

The New York Equity Fund (the “Fund”) is a non-diversified series of The New York State Opportunity Funds (the “Trust”).  The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), was organized as a Massachusetts business trust on November 20, 1996.  The Fund was capitalized on February 18, 1997, when affiliates of Pinnacle Advisors LLC (the “Advisor”) purchased the initial shares of the Fund at $10 per share.  The Fund began the public offering of shares on May 12, 1997.

The Fund seeks to provide long-term capital growth by investing primarily in the common stocks of publicly-traded companies headquartered in the state of New York and those companies having a significant presence in the state.

The following is a summary of the Fund's significant accounting policies:

Securities Valuation – Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the board of Trustees.

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is accrued as earned.

Security Transactions – Security transactions are accounted for on trade date.  Realized gains and losses on security transactions are determined on a specific identification basis.

        Distributions to Shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year and are recorded on the ex-dividend date.  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales.  For the six months  ended September 30, 2006, no distributions were required.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period.  Actual results could differ from those estimates.

Federal Income Taxes – It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

2.   INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $1,669,735 and $1,983,621 respectively, for the six months ended September 30, 2006.

Net unrealized appreciation of the Fund’s investments at September 30, 2006 was $438,630 (gross unrealized appreciation of $938,769; gross unrealized depreciation of $500,139).

3.   TRANSACTIONS WITH AFFILIATES

ADVISORY AGREEMENT

Under the terms of an Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets up to $100 million; 0.95% of such assets from $100 million to $200 million; and 0.85% of such assets in excess of $200 million.  The Advisor was paid Advisory fees of $20,526 of which the Advisor voluntarily waived $20,526 of operating expenses for the six months ended September 30, 2006.

The President of the Advisor is also President and a Trustee of the Trust.

PORTFOLIO TRANSACTIONS

Commissions paid by the Fund are based on the per transaction commission charge then in effect for the execution of a transaction for the Fund by the investment adviser.  Commissions paid to Pinnacle Investments, Inc., an affiliate of the Advisor, were $26,220 for the six months ended September 30, 2006.

4.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2006, National Financial Services, for the benefit of others, in aggregate owned more than 75% of the Fund.

5.   RESTRICTED SECURITIES

The investment in 220,000 shares of Nibex, Inc. common stock, the sale of which is restricted, has been valued by the Board of Trustees at $.23 per share after considering certain pertinent factors, including the results of operations of Nibex, Inc. since the date of purchase of July 21, 2003 for $200,000 and the sales price of recent private placement in its common stock. No quoted market price exists for Nibex, Inc. shares. It is possible that the estimated value may differ significantly from the amount that might be ultimately realized in the near term and the difference could be material.

6.   TAX MATTERS

As of September 30, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net investment loss	$(21,602)
Undistributed long-term capital losses	(5,676,014)
Unrealized appreciation	438,630
$(5,258,986)

The following information is computed on a tax basis for each item as of September 30, 2006:

Cost of portfolio investments	$ 3,339,948

Gross unrealized appreciation	$ 938,769
Gross unrealized depreciation	(500,139)
Net unrealized appreciation	$ 438,630
Capital loss carryforwards	$ 5,685,564

The difference between book cost and tax cost consists of wash sales of $21,484.

7.   CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of no par value shares of separate series.  The total paid-in-capital was $9,033,712 as of September 30, 2006 and the year ended March 31, 2006.  Transactions in capital for the six months ended September 30, 2006 and year end March 31, 2006 were as follows:

	Six Months Ended September 30, 2006	Year Ended March 31, 2006
Shares sold	5,113	21,079
Shares redeemed	(44,241)	(99,090)
Net decrease in shares	(39,128)	(78,011)

	Six Months Ended September 30, 2006	Year Ended March 31, 2006
Proceeds from sale of shares	$41,241	$178,263
Cost of shares redeemed	(354,748)	(820,515)
Net decrease in capital share transactions	$(313,507)	$(642,252)

NEW YORK EQUITY FUND

September 30, 2006 (Unaudited)

Expense Example

As a shareholder of the New York Equity Fund, you incur the following costs: management fees, transfer agent fees, custodian fees and other fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2006 through September 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period*
	4/1/2006	9/30/2006	4/1/2006 to 9/30/2006

Actual	$1,000.00	$873.88	$9.30
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,015.14	$10.00

* Expenses are equal to the Fund's annualized expense ratio of 1.98% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE NEW YORK EQUITY FUND

ADDITIONAL INFORMATION (Unaudited)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on March 1, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-535-9169, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, 2006, are available without charge upon request by (1) calling the Fund at (800) 535-9169 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 535-9169 to request a copy of the SAI or to make shareholder inquiries.

NEW YORK EQUITY FUND

TRUSTEES AND OFFICERS (Unaudited)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served[2]	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Joseph Masella One Unity Plaza at Franklin Square, Syracuse, NY Age: 56	Trustee	Since February 1997	1	Executive Vice President and a Director of Unity Mutual Life Insurance Company
Mark E. Wadach 110 Treeland Circle, Syracuse, NY Age: 55	Trustee	Since February 1997	1	Sales Representative for Morabito Gas & Electric Company. Prior to October 2000, he was a Mortgage Consultant for Syracuse Securities (a real estate financing firm).
Michael Samoraj 5710 Commons Park Dr. East Syracuse, NY Age:47	Chief Compliance Officer, Secretary	Since October 2004 Since April 2003	1	Registered representative and principal for Pinnacle Investments Inc.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served[2]	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Gregg A. Kidd [1] 5710 Commons Park Dr. East Syracuse, NY Age: 44	President and Trustee	Since November 1996	1	President of Pinnacle Investments, Inc. and Pinnacle Advisors LLC.
Daniel F. Raite [2] 5710 Commons Park Dr. East Syracuse, NY Age:58	Treasurer	Since November 1996	1	Vice President of Pinnacle Investments, Inc. and CCO for Pinnacle Advisors LLC

1 Gregg A. Kidd is considered "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

2 Daniel F. Raite is considered "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 18, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The New York State Opportunity Funds

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date December 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date December 8, 2006

By /s/Daniel F. Raite

*Daniel F. Raite

Chief Financial Officer

Date December 8, 2006

* Print the name and title of each signing officer under his or her signature.